As filed with the Securities and Exchange Commission on February 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
President
DoubleLine Funds Trust
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2011

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund
Schedule of Investments (Unaudited)
December 31, 2010

Principal Amount	Security Description	Rate		Maturity	Value $
Collateralized Mortgage Obligations - 48.8%
6,200,000	Adjustable Rate Mortgage Trust, Series 2005-2	0.74%	#	06/25/2035	2,980,827
7,888,563	Adjustable Rate Mortgage Trust, Series 2007-3	3.86%	# ^	11/25/2037	4,457,448
750,383	Aegis Asset Backed Securities Trust, Series 2003-2	2.81%	#	11/25/2033	544,719
9,071,528	Aegis Asset Backed Securities Trust, Series 2004-1	2.29%	#	04/25/2034	6,705,025
1,690,839	Aegis Asset Backed Securities Trust, Series 2004-2	1.56%	#	06/25/2034	1,163,714
9,569,933	American Home Mortgage Investment Trust, Series 2005-1	2.46%	#	06/25/2045	8,400,047
3,382,886	American Home Mortgage Investment Trust, Series 2006-2	6.60%	#	06/25/2036	2,169,232
886,985	Argent Securities, Inc., Series 2004-W6	0.81%	#	04/25/2034	707,051
9,579,696	Asset Backed Securities Corporation, Series 2003-HE6-M1	0.91%	#	11/25/2033	7,408,348
3,136,227	Asset Backed Securities Corporation, Series 2004-HE3-M2	1.38%	#	06/25/2034	2,264,718
7,016,324	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	6,091,169
6,011,600	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	4,654,605
5,000,000	Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	3,591,505
14,914,261	Banc of America Alternative Loan Trust, Series 2006-8-1A1	6.24%	# I/O I/F	11/25/2036	2,652,907
5,070,849	Banc of America Alternative Loan Trust, Series 2006-8-1A2	0.71%	#	11/25/2036	3,398,222
3,934,670	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	2,722,977
5,303,000	Banc of America Commercial Mortgage Inc., Series 2002-2-G	5.85%	^	07/11/2043	5,460,865
208,613,168	Banc of America Commercial Mortgage, Inc., Series 2004-6-XP	0.67%	# I/O	12/10/2042	833,952
316,048,691	Banc of America Commercial Mortgage, Inc., Series 2005-4-XP	0.19%	# I/O	07/10/2045	1,192,294
293,135,774	Banc of America Commercial Mortgage, Inc., Series 2006-1-XP	0.33%	# I/O	09/10/2045	1,310,669
6,107,936	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	# ^	12/26/2036	3,689,193
873,664	Banc of America Funding Trust, Series 2005-6	5.50%		10/25/2035	824,409
1,150,078	Banc of America Funding Trust, Series 2006-2	22.04%	# I/F	03/25/2036	1,399,785
32,551,986	Banc of America Funding Trust, Series 2006-2	6.00%		03/25/2036	32,472,494
15,251,083	Banc of America Funding Trust, Series 2006-3	6.31%	#	03/25/2036	15,394,207
6,353,747	Banc of America Funding Trust, Series 2006-7	5.91%	#	10/25/2036	4,045,294
5,704,124	Banc of America Funding Trust, Series 2006-8T2	6.10%	#	10/25/2036	3,968,556
3,089,467	Banc of America Funding Trust, Series 2006-B	5.70%	#	03/20/2036	2,587,742
3,384,490	Banc of America Funding Trust, Series 2006-G	0.48%	#	07/20/2036	2,787,784
2,058,371	Banc of America Funding Trust, Series 2006-H	6.03%	#	09/20/2046	1,873,469
3,720,047	Banc of America Funding Trust, Series 2007-1	5.84%	#	01/25/2037	2,255,706
5,322,734	Banc of America Funding Trust, Series 2007-3	5.83%	#	04/25/2037	3,191,021
6,726,070	Banc of America Funding Trust, Series 2009-R14	15.97%	# ^ I/F	06/26/2035	7,252,290
6,852,306	Banc of America Funding Trust, Series 2010-R1	13.89%	# ^ I/F	07/28/2036	6,229,431
5,650,299	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	5.24%	#	12/25/2034	5,347,505
12,500,000	BCRR Trust, Series 2010-LEAF-27A	4.23%	# ^	07/22/2016	12,566,494
26,603,912	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	5.91%	#	10/25/2036	22,719,168
18,357,198	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.25%		04/25/2035	16,697,257
7,001,406	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-IA1	5.75%		02/25/2036	5,349,186
4,009,225	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-IA2A	6.00%		10/25/2036	3,176,784
1,978,611	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-IA3A	6.50%		10/25/2036	1,365,023
3,441,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF1-F	8.20%	#	02/15/2032	3,437,121
109,581,832	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-16-X-2	0.87%	# I/O	02/13/2046	1,407,096
41,905,965	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR5-X2	0.82%	# I/O	07/11/2042	615,691
110,313,149	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6	0.80%	# I/O	11/11/2041	1,419,631
28,899,081	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7-X2	0.38%	# I/O	02/11/2041	120,917
11,424,000	Capital Trust, Series 2005-3A-A2	5.16%	^	06/25/2035	11,445,477
2,750,000	Centex Home Equity Loan Trust, Series 2004-A	4.93%	#	01/25/2034	2,669,081
1,225,756	Chase Commercial Mortgage Securities, Series 2000-3	7.87%	#	10/15/2032	1,222,756
4,088,871	Chase Mortgage Loan, Series 2003-4-2M1	1.16%	#	03/25/2033	2,513,456
3,466,207	Chaseflex Trust, Series 2006-1-2A2	5.94%	#	06/25/2036	3,456,033
15,972,261	Citi Mortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	13,004,982
10,000,000	Citi Mortgage Alternative Loan Trust, Series 2006-A5-A3	6.00%		10/25/2036	7,438,450
7,883,118	Citi Mortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	5,673,263
38,401,957	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	38,131,395
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	5,745,985
144,013,510	Citigroup Commercial Mortgage Securities, Inc., Series 2004-C2	0.91%	# ^ I/O	10/15/2041	1,244,032

5,353,628	Citigroup Commercial Mortgage Securities, Inc., Series 2006-C5	5.50%	# ^	10/15/2049	4,766,209
7,000,000	Citigroup Commercial Mortgage Securities, Inc., Series 2009-RR1	5.32%	^	12/21/2049	6,544,990
2,986,403	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		10/25/2035	2,325,201
7,993,304	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1- A6	5.85%	#	10/25/2036	5,403,661
3,375,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.92%	#	03/25/2036	2,131,755
21,282,978	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	#	05/25/2036	12,740,906
2,329,507	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	04/25/2037	1,606,432
5,042,892	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	4,850,092
3,477,159	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,895,052
5,505,640	Citigroup Mortgage Loan Trust, Inc., Series 2010-2-5A1	5.50%	# ^	12/25/2035	5,569,919
36,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	11.09%	# ^	12/25/2036	26,999,999
4,365,696	Citimortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	3,196,427
1,540,000	Commercial Mortgage, Series 2007-C9-A2	5.81%	#	12/10/2049	1,597,971
3,750,000	Commercial Mortgage Pass-Through Certificates, Series 2001-J1A	7.21%	# ^	02/16/2034	3,750,311
10,687,216	Countrywide Alternative Loan Trust, Series 2005-26CB-A11	12.58%	# I/F	07/25/2035	10,154,692
15,900,967	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	1.01%	#	08/25/2035	12,135,252
3,405,244	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	2,242,569
2,012,530	Countrywide Alternative Loan Trust, Series 2005-60T1-1A	34.02%	# I/F	12/25/2035	3,058,654
2,828,323	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	2,168,059
4,764,987	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	3,490,508
8,872,523	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.68%	# I/F	02/25/2036	8,714,611
5,897,225	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	4,310,432
13,057,873	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	11,752,138
3,240,949	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.96%	#	10/25/2035	2,490,784
2,440,856	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	2,232,165
7,274,665	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	6,802,310
4,419,852	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	4,062,551
5,136,762	Countrywide Alternative Loan Trust, Series 2005-J2-1A5	0.76%	#	04/25/2035	4,237,043
15,805,421	Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.74%	# I/O I/F	04/25/2035	2,129,039
12,240,746	Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%		05/25/2036	8,405,751
5,751,279	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	3,771,795
4,709,527	Countrywide Alternative Loan Trust, Series 2006-18CB-A12	0.86%	#	07/25/2036	2,578,793
4,709,527	Countrywide Alternative Loan Trust, Series 2006-18CB-A13	5.25%	# I/O I/F	07/25/2036	683,299
4,732,460	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	4,292,743
19,491,521	Countrywide Alternative Loan Trust, Series 2006-24CB-A14	6.89%	# I/O I/F	08/25/2036	3,565,430
17,797,340	Countrywide Alternative Loan Trust, Series 2006-24CB-A5	0.86%	#	08/25/2036	11,364,803
6,789,578	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	4,821,470
2,617,075	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	44.46%	# I/F	10/25/2036	4,576,147
1,603,014	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	32.24%	# I/F	10/25/2036	2,156,905
7,243,311	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	5,070,662
6,246,502	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	4,677,752
5,000,000	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	3,762,488
3,083,610	Countrywide Alternative Loan Trust, Series 2007-11T1-A24	38.34%	# I/F	05/25/2037	4,276,719
5,319,748	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	3,943,061
2,960,168	Countrywide Alternative Loan Trust, Series 2007-19-1A10	37.44%	# I/F	08/25/2037	4,385,263
12,324,271	Countrywide Alternative Loan Trust, Series 2007-21CB	27.36%	# I/F	09/25/2037	17,197,195
26,603,268	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	11,416,606
1,300,789	Countrywide Alternative Loan Trust, Series 2007-8CB-A12	38.64%	# I/F	05/25/2037	2,034,353
1,388,572	Countrywide Alternative Loan Trust, Series 2007-8CB-A8	38.52%	# I/F	05/25/2037	2,165,280
2,050,661	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	0.76%	#	05/25/2037	1,155,831
2,050,661	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	5.24%	# I/O I/F	05/25/2037	282,370
5,692,861	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	3,776,077
4,345,723	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%		02/25/2033	3,229,061
16,096,691	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	16,655,021
2,461,439	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	2,200,004
5,751,217	Countrywide Home Loans, Series 2005-HYB8-1A1	2.77%	#	12/20/2035	4,408,596
3,000,000	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	2,669,789
20,190,467	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-7-A2	5.75%		06/25/2037	18,002,295
7,000,000	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-9-A11	5.75%		07/25/2037	5,932,427
4,430,324	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-J3-A1	0.76%	#	07/25/2037	2,800,311
22,151,622	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-J3-A2	5.24%	# I/O I/F	07/25/2037	3,454,023
7,887,000	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2001-CF2	6.56%	^	02/15/2034	7,873,772
4,088,000	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2001-CK3	7.29%	^	06/15/2034	4,122,278

419,546,622	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2004-C3	0.63%	# ^ I/O	07/15/2036	1,720,603
425,986,384	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2005-C1	0.32%	# ^ I/O	02/15/2038	1,564,818
67,631,820	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2005-C4	0.23%	# ^ I/O	08/15/2038	285,427
5,963,456	Credit Suisse First Boston Commercial Mortgage Pass-Through Certificates, Series 2006-TFL2	0.57%	# ^	10/15/2021	5,640,320
415,061	Credit Suisse First Boston Commercial Mortgage Pass-Through, Series 2001-CF2	6.51%		02/15/2034	414,860
18,038,035	Credit Suisse First Boston Mortgage Backed Trust, Series 2005-12	7.00%		01/25/2036	7,293,562
8,262,910	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3	6.11%	#	11/25/2036	4,926,095
6,283,168	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4	5.68%	#	12/25/2036	4,112,478
4,633,320	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1	5.90%	#	05/25/2037	2,781,155
665,223	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.86%	#	09/25/2034	622,996
2,293,299	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	1,774,259
48,008,003	Credit Suisse Mortgage Capital Certificates, Series 2006-2	5.04%	# I/O I/F	03/25/2036	5,703,668
8,588,900	Credit Suisse Mortgage Capital Certificates, Series 2006-2	0.96%	#	03/25/2036	4,937,179
2,696,494	Credit Suisse Mortgage Capital Certificates, Series 2006-2	6.50%		03/25/2036	1,833,257
32,745,091	Credit Suisse Mortgage Capital Certificates, Series 2006-6	6.00%		07/25/2036	20,854,611
19,165,313	Credit Suisse Mortgage Capital Certificates, Series 2006-6	7.00%		07/25/2036	8,533,998
1,395,000	Credit Suisse Mortgage Capital Certificates, Series 2006-7	6.00%		08/25/2036	1,037,388
6,461,637	Credit Suisse Mortgage Capital Certificates, Series 2006-9	38.34%	# I/F	11/25/2036	9,205,174
5,125,847	Credit Suisse Mortgage Capital Certificates, Series 2009-1R	4.88%	# ^	07/20/2035	3,293,357
1,482,161	Credit-Based Asset Servicing and Securitization, Series 2005-CB6-A4	5.16%	#	06/25/2035	1,399,446
9,750,000	Credit-Based Asset Servicing and Securitization, Series 2007-MX1-A3	5.83%	# ^	12/25/2036	8,095,708
20,000,000	Deutsche ALT-A Securities Inc. Alternate Loan, Series 2005-4-A5	5.50%	#	09/25/2035	14,836,670
3,626,687	Deutsche ALT-A Securities Inc. Alternate Loan, Series 2005-5-1A6	34.02%	# I/F	11/25/2035	5,105,370
3,945,301	Deutsche ALT-A Securities Inc. Alternate Loan, Series 2005-5-2A1	0.46%	#	11/25/2035	2,734,646
11,907,346	Deutsche ALT-A Securities Inc. Alternate Loan, Series 2005-5-2A2	5.04%	# I/O I/F	11/25/2035	1,387,183
13,278,772	Deutsche ALT-A Securities Inc. Alternate Loan, Series 2007-1-A7	0.42%	#	08/25/2037	12,290,015
3,621,441	Deutsche ALT-A Securties, Inc. Alternate Loan, Series 2006-AF1-A3	0.44%	#	04/25/2036	2,755,627
2,500,000	Deutsche ALT-B Securities Inc. Mortgage Loan Trust, Series 2006-AB2-A2	6.16%	#	06/25/2036	1,597,415
5,974,670	Deutsche ALT-B Securities Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	3,481,114
2,724,991	Deutsche ALT-B Securities Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	1,712,270
23,598,303	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4A12	13.94%	# I/F ^	04/15/2036	25,486,166
14,373,380	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.62%	# I/F ^	04/15/2036	15,020,182
56,941,118	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5A14	11.65%	# I/F ^	04/15/2036	58,649,351
1,054,243	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	18.33%	# I/F ^	04/15/2036	1,147,471
9,092,814	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	12.09%	# I/F ^	04/15/2036	8,911,138
4,000,000	DLJ Commercial Mortgage Corp., Series 2000-CKP1-B1	7.95%	#	11/10/2033	3,996,993
4,926,674	Ellington Loan Acquisition Trust, Series 2007-1-A2A2	1.06%	# ^	05/25/2037	4,604,356
292,000,000	Extended Stay American Trust, Series 2010-ESH-XA1	3.13%	# ^ I/O	12/05/2012	17,184,112
102,500,000	Extended Stay American Trust, Series 2010-ESH-XB1	1.17%	# ^ I/O	12/05/2012	2,358,002
1,214,091	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	1.01%	#	09/25/2034	943,292
7,762,944	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	6,259,723
2,191,149	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	1,618,824
26,477,203	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	23,212,404
273,142	First Horizon Mortgage Trust, Series 2005-2-1A6	22.85%	# I/F	06/25/2032	281,146
1,506,059	First Horizon Mortgage Trust, Series 2005-6-1A1	5.50%		11/25/2035	1,448,198
8,000,000	First Union Commercial Mortgage Securities, Inc., Series 2000-C2-G	8.36%	#	10/15/2032	8,016,290
1,500,000	First Union Commercial Mortgage Securities, Inc., Series 2001-C1-F	6.84%		03/15/2033	1,498,126
10,000,000	Freehold Railway Mall Trust, Series 2001-FRM	6.69%	# ^	07/12/2016	10,007,932
1,676,984	GE Capital Commercial Mortgage Corporation, Series 2004-C2	0.77%	# ^ I/O	03/10/2040	2,689
10,871,210	G-Force, LLC, Series 2005-RRA-A1	4.39%	^	08/22/2036	10,871,210
378,322	GMAC Commercial Mortgage Securities, Inc., Series 2003-C3	4.65%		04/10/2040	392,982
2,388,875	GMAC Commercial Mortgage Securities, Inc., Series 2004-C1	1.02%	# ^ I/O	03/10/2038	5,240
61,020,243	GMAC Commercial Mortgage Securities, Inc., Series 2004-C2	0.56%	# ^ I/O	08/10/2038	140,109
134,194,710	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3	0.80%	# I/O	12/10/2041	712,238
3,305,647	GMAC Mortgage Corporation Loan Trust, Series 2004-J2-A6	16.26%	# I/F	06/25/2034	3,515,395
7,936,000	Greenwish Capital Commercial Funding Corporation, Series 2004-FL2	0.66%	# ^	11/05/2019	7,670,246
3,528,755	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	# ^	09/25/2036	3,126,256
2,609,237	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	2,156,484
4,000,000	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	2,570,690
8,229,069	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	5,124,932
9,665,781	GSAA Home Equity Trust, Series 2006-4-4A1	0.36%	#	03/25/2036	8,712,315
4,929,242	GSR Mortgage Loan Trust, Series 2005-6F-3A16	5.50%		07/25/2035	4,918,617
2,866,842	GSR Mortgage Loan Trust, Series 2005-6F-3A16	6.00%		07/25/2035	2,983,303
38,651,752	GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.64%	# I/O I/F	07/25/2035	7,308,412

3,889,276	GSR Mortgage Loan Trust, Series 2005-6F-4A1	0.76%	#	06/25/2035	3,663,996
4,684,767	GSR Mortgage Loan Trust, Series 2005-7F-3A1	0.76%	#	09/25/2035	3,951,571
4,531,702	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	3,966,089
2,210,553	Gulf Stream Compass Ltd., Series 2002-1A-A	0.88%	# ^	12/19/2014	2,166,342
7,490,940	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	3.19%	#	12/19/2035	5,589,631
6,375,000	Home Equity Asset Trust, Series 2004-7	0.92%	#	01/25/2035	5,387,334
3,194,392	Home Equity Mortgage Trust, Series 2003-3-M1	1.55%	#	08/25/2033	2,602,121
4,008,459	Homebanc Mortgage Trust, Series 2005-1	0.75%	#	03/25/2035	2,905,201
9,339,076	Homebanc Mortgage Trust, Series 2006-1	5.75%	#	04/25/2037	7,729,300
10,547,814	HSI Asset Loan Obligation, Series 2006-2-2A1	5.50%		12/25/2021	9,694,095
3,027,004	IMPAC Trust, Series 2002-9F-A1	4.72%	#	12/25/2032	3,006,768
1,714,158	Indymac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	1,207,637
15,200,000	Jefferies & Co. Research Trust, Series 2010-R1-1A1	6.00%	# ^	03/26/2037	15,124,000
3,576,219	Jefferies & Co. Research Trust, Series 2010-R6-1A2	6.00%	^	09/26/2037	3,638,803
1,911,255	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	1,645,351
2,268,519	JP Morgan Alternative Loan Trust, Series 2006-A6-1A2	0.33%	#	11/25/2036	2,217,730
10,211,186	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	7,939,886
6,500,000	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	3,309,287
194,917,118	JP Morgan Chase, Series 2007-CIBC18-X	0.45%	# I/O	06/12/2047	2,739,794
6,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2001-C1-F	7.10%	# ^	10/12/2035	6,092,443
5,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2001-CIC2-C	6.74%	#	04/15/2035	5,053,182
31,150,778	JP Morgan Chase Commercial Mortgage Security Corp., Series 2004-CBX-X1	0.35%	# ^ I/O	01/12/2037	569,801
1,135,708	JP Morgan Commercial Mortgage Certificates, Series 1997-C5-F	7.56%		09/15/2029	1,192,075
1,830,392	JP Morgan Commercial Mortgage Certificates, Series 2003-CIBC7-A3	4.45%		01/12/2038	1,831,688
335,069,886	JP Morgan Commercial Mortgage Certificates, Series 2005-LDP3-X2	0.17%	# I/O	08/15/2042	1,031,312
135,595,586	JP Morgan Commercial Mortgage Certificates, Series 2005-LDP4	0.12%	# ^ I/O	10/15/2042	985,780
117,541,780	JP Morgan Commercial Mortgage Certificates, Series 2006-CIBC16-X2	0.51%	# I/O	05/12/2045	1,387,734
6,841,000	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.41%	#	07/25/2036	3,570,037
4,764,272	JP Morgan Mortgage Trust, Series 2003-A1-4A2	4.50%	#	10/25/2033	4,837,290
31,456,878	JP Morgan Mortgage Trust, Series 2007-S3	5.50%		08/25/2022	30,386,290
4,000,000	JP Morgan Mortgage Trust, Series 2007-S3	6.00%		08/25/2037	3,243,210
27,546,803	JP Morgan Research Trust, Series 2010-1-1A4	6.00%	# ^	02/26/2037	12,305,157
13,108,846	JP Morgan Research Trust, Series 2010-8-2A3	4.50%	^	11/26/2034	12,948,918
1,005,004	LB Commercial Mortgage Trust, Series 2001-C2-A2	6.65%		11/15/2027	1,007,354
6,845,000	LB-UBS Commercial Mortgage Trust, Series 2001-WM-B	6.65%	^	07/14/2016	6,855,067
70,840,336	LB-UBS Commercial Mortgage Trust, Series 2005-C1-XCP	0.72%	# I/O	02/15/2040	434,662
177,695,140	LB-UBS Commercial Mortgage Trust, Series 2005-C2-XCP	0.32%	# I/O	04/15/2040	635,544
58,366,115	LB-UBS Commercial Mortgage Trust, Series 2005-C5-XCP	0.41%	# I/O	09/15/2040	431,991
203,348,370	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.32%	# ^ I/O	11/15/2038	3,289,323
4,522,444	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	4,137,544
5,216,823	Lehman Mortgage Trust, Series 2006-1-1A1	1.01%	#	02/25/2036	3,185,103
15,650,470	Lehman Mortgage Trust, Series 2006-1-1A2	4.49%	# I/O I/F	02/25/2036	1,589,401
6,189,379	Lehman Mortgage Trust, Series 2006-5-2A1	0.61%	#	09/25/2036	3,068,406
18,811,098	Lehman Mortgage Trust, Series 2006-5-2A2	6.89%	# I/O I/F	09/25/2036	3,753,884
9,120,594	Lehman Mortgage Trust, Series 2006-9-1A19	29.48%	# I/F	01/25/2037	12,489,275
9,535,878	Lehman Mortgage Trust, Series 2006-9-1A5	0.86%	#	01/25/2037	5,663,777
28,836,293	Lehman Mortgage Trust, Series 2006-9-1A6	4.89%	# I/O I/F	01/25/2037	5,005,092
10,526,759	Lehman Mortgage Trust, Series 2006-9-2A1	0.64%	#	01/25/2037	5,736,304
25,271,292	Lehman Mortgage Trust, Series 2006-9-2A2	6.36%	# I/O I/F	01/25/2037	4,099,170
7,948,000	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		03/25/2037	5,382,330
7,093,088	Lehman Mortgage Trust, Series 2007-4-2A11	0.59%	#	05/25/2037	3,227,355
25,104,869	Lehman Mortgage Trust, Series 2007-4-2A8	6.41%	# I/O I/F	05/25/2037	4,988,907
3,085,856	Lehman Mortgage Trust, Series 2007-4-2A9	0.59%	#	05/25/2037	1,450,353
1,957,752	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	1,558,882
2,034,213	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	1,418,283
4,474,293	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	3,615,365
16,500,000	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	10,078,901
1,306,114	Lehman XS Trust, Series 2006-19-A1	0.36%	#	12/25/2036	1,245,973
4,649,578	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	4,118,443
4,199,220	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	4,003,600
15,261,155	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	11,800,352
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.39%	#	12/25/2032	3,713,216
8,934,613	MASTR Asset Backed Securities Trust, Series 2005-2	2.66%	#	03/25/2035	5,787,333
1,842,493	MASTR Asset Securities Trust, Series 2007-1	5.50%		11/25/2037	1,557,412

1,361,890	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,248,095
5,114,301	MASTR Seasoned Securitization Trust, Series 2005-2-2A1	0.66%	#	10/25/2032	4,646,734
428,125,242	Merrill Lynch Mortgage Trust, Series 2004-BPC1-XP	0.94%	# ^ I/O	10/12/2041	4,062,737
1,485,000	Morgan Stanley Capital, Inc., Series 1999-LIFE1-G	7.09%	# ^	04/15/2033	1,504,386
669,586	Morgan Stanley Capital, Inc., Series 2001-TOP1-A4	6.66%		02/15/2033	669,219
2,122,335	Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.19%	#	06/25/2033	1,803,559
191,505,877	Morgan Stanley Capital, Inc., Series 2004-HQ4-X2	0.36%	# ^ I/O	04/14/2040	1,232,130
230,120,058	Morgan Stanley Capital, Inc., Series 2005-IQ9-X2	1.21%	# ^ I/O	07/15/2056	2,470,040
5,363,554	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	0.96%	#	12/25/2035	3,790,820
2,827,720	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	0.54%	#	11/25/2035	2,078,537
8,717,030	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	4,923,122
13,044,544	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	8,454,384
3,885,165	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	2,427,267
2,003,943	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	1,611,870
4,528,406	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	2,966,355
4,430,714	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	3,715,750
13,409,000	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	9,128,224
7,843,000	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	5,261,241
8,593,161	Morgan Stanley Re-Remic Trust, Series 2010-R9-1A	4.00%	^	08/26/2036	8,807,212
9,474,955	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	7.85%	# ^	08/26/2036	5,422,517
2,338,030	New York Mortgage Trust, Series 2005-2-A	0.59%	#	08/25/2035	2,072,031
3,262,326	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	2,645,676
23,391,701	Nomura Asset Alternative Loan Trust, Series 2006-AF1-IA2	6.16%	#	05/25/2036	13,492,415
4,753,612	Nomura Asset Alternative Loan Trust, Series 2006-AF1-IA3	6.41%		05/25/2036	2,692,928
26,437,405	Nomura Asset Alternative Loan Trust, Series 2006-AP1-A2	5.52%	#	01/25/2036	19,345,003
5,000,000	Nomura Asset Alternative Loan Trust, Series 2006-AP1-A3	5.65%		01/25/2036	3,288,050
3,094,769	Nomura Asset Alternative Loan Trust, Series 2006-WF1-A2	5.76%	#	06/25/2036	1,965,834
24,432,767	Nomura Home Equity Loan Trust, Series 2006-AF1-A2	5.80%	#	10/25/2036	12,485,205
4,617,964	Nomura Home Equity Loan Trust, Series 2007-1-1A1	6.06%	#	02/25/2037	2,537,735
18,912,911	Nomura Home Equity Loan Trust, Series 2007-1-1A3	5.99%	#	02/25/2037	10,747,735
1,748,999	Option One Mortgage Loan Trust, Series 2002-2-A	0.80%	#	06/25/2032	1,483,842
8,410,261	Option One Mortgage Loan Trust, Series 2004-3-M3	0.91%	#	11/25/2034	7,363,377
2,717,116	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	2,273,965
820,474	PNC Mortgage Accpetance Corporation, Series 1999-CM1-B3	7.10%	^	12/10/2032	820,197
1,615,645	Popular ABS Mortgage Pass-Thru Trust, Series 2005-5-AF6	5.33%	#	11/25/2035	1,379,187
6,505,087	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	5,737,946
8,581,744	Prime Mortgage Trust, Series 2006-1-2A5	6.00%		06/25/2036	8,015,864
2,000,000	Prudential Mortgage Capital Funding, LLC, Series 2001-C1-F	7.27%	# ^	05/10/2034	2,012,637
1,997,876	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	1,541,808
11,300,000	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	6,484,793
22,252,000	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	12,688,157
18,490,000	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	9,705,696
10,000,000	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	5,526,575
1,437,869	Residential Accredit Loans, Inc., Series 2005-QS12-A11	48.28%	# I/F	08/25/2035	2,505,477
7,127,754	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	6,066,439
11,561,529	Residential Accredit Loans, Inc., Series 2005-QS13-A1	0.96%	#	09/25/2035	7,722,385
47,402,271	Residential Accredit Loans, Inc., Series 2005-QS13-A2	4.79%	# I/O I/F	09/25/2035	6,680,952
19,945,157	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	15,861,266
11,583,816	Residential Accredit Loans, Inc., Series 2005-QS15-IIA	6.00%		10/25/2035	8,886,177
5,800,000	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	4,667,776
2,277,083	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	1,709,264
12,799,670	Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.11%	#	12/25/2035	7,801,008
12,799,670	Residential Accredit Loans, Inc., Series 2005-QS17-A4	4.89%	# I/O I/F	12/25/2035	1,627,685
10,655,089	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	8,064,773
8,333,394	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	7,357,374
4,897,088	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	3,287,075
5,663,098	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	3,834,294
5,449,161	Residential Accredit Loans, Inc., Series 2006-QS1-A6	40.86%	# I/F	01/25/2036	8,048,960
7,932,848	Residential Accredit Loans, Inc., Series 2006-QS4-A8	1.36%	#	04/25/2036	5,994,141
5,540,656	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	3,726,305
2,373,176	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,659,937
4,578,920	Residential Accredit Loans, Inc., Series 2007-QS5-A5	0.56%	#	03/25/2037	2,461,421
15,207,641	Residential Accredit Loans, Inc., Series 2007-QS5-A8	6.44%	# I/O I/F	03/25/2037	2,840,232
3,967,441	Residential Asset Securities Corporation, Series 06-KS4-A3	0.41%	#	01/25/2035	3,641,270

1,252,669	Residential Asset Securitization Trust, Series 2002-KS1-AI6	6.08%		06/25/2032	1,093,034
4,695,669	Residential Asset Securitization Trust, Series 2003-KS11-MI1	5.13%		01/25/2034	3,796,650
8,189,127	Residential Asset Securitization Trust, Series 2004-RS5-AI6	5.55%	#	05/25/2034	6,680,878
3,294,243	Residential Asset Securitization Trust, Series 2004-RS8-AI4	5.06%		06/25/2032	3,260,378
2,761,557	Residential Asset Securitization Trust, Series 2004-RS9-AI4	4.77%	#	10/25/2032	2,512,494
3,272,576	Residential Asset Securitization Trust, Series 2004-RS9-Ii6	4.72%	#	07/25/2034	2,706,434
5,103,667	Residential Asset Securitization Trust, Series 2004-RZ2-AI4	5.35%	#	02/25/2033	4,087,129
11,223,572	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	7,776,566
12,607,015	Residential Asset Securitization Trust, Series 2005-A12-A7	4.74%	# I/O I/F	11/25/2035	1,458,669
9,494,987	Residential Asset Securitization Trust, Series 2005-A12-A8	0.81%	#	11/25/2035	6,787,093
8,676,906	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	7,896,631
7,550,000	Residential Asset Securitization Trust, Series 2005-RS1-AI5	5.41%	#	12/25/2034	6,128,478
2,323,256	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	1,831,750
2,544,369	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	1,764,675
4,615,098	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	3,336,234
14,163,273	Residential Asset Securitization Trust, Series 2006-R1-A1	27.36%	# I/F	01/25/2046	16,089,706
2,311,419	Residential Asset Securitization Trust, Series 2007-A3-1A2	44.39%	# I/F	04/25/2037	3,677,741
41,185,909	Residential Asset Securitization Trust, Series 2007-A5-1A4	5.84%	# I/O I/F	05/25/2037	6,602,826
10,485,894	Residential Asset Securitization Trust, Series 2007-A5-1A6	0.66%	#	05/25/2037	4,499,309
2,747,729	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	2,455,879
1,155,779	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	991,993
18,000,000	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	15,606,117
4,860,000	Salomon Brothers Mortgage Securities, Series 2001-C1-C	6.73%	#	12/18/2035	4,897,480
3,000,000	Salomon Brothers Mortgage Securities, Series 2001-C1-E	6.31%	#	12/18/2035	2,996,876
700,182	Sequoia Mortgage Trust, Series 2003-4-2A1	0.61%	#	07/20/2033	664,561
9,214,926	Soundview Home Loan, Series 2007-1	0.35%	#	03/25/2037	8,584,464
21,623,730	Structured Asset Securities Corporation, Series 2002-BC7-M1	1.06%	#	10/25/2032	15,670,760
1,441,109	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.04%		06/25/2033	1,464,715
133,689	Structured Asset Securities Corporation, Series 2005-10-4A5	18.95%	# I/F	12/25/2034	139,870
2,487,062	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	2,099,023
5,450,904	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	3,472,589
3,168,970	Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.26%	#	12/25/2033	2,522,066
10,000,000	TIAA Real Estate CDO, Series 2002-1	1.59%	# ^	05/22/2037	9,575,000
232,435	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-A1	5.32%		10/15/2048	232,261
14,473,348	Washington Mutual Mortgage Pass Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	11,399,158
2,518,863	Washington Mutual Mortgage Pass Through Certificates, Series 2005-5-CB12	47.73%	# I/F	07/25/2035	4,063,642
8,156,695	Washington Mutual Mortgage Pass Through Certificates, Series 2005-5-CB6	0.86%	#	07/25/2035	5,394,328
9,627,185	Washington Mutual Mortgage Pass Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	1,600,831
8,342,423	Washington Mutual Mortgage Pass Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	7,178,418
7,186,307	Washington Mutual Mortgage Pass Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	5,330,275
10,570,277	Washington Mutual Mortgage Pass Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	5,958,243
7,860,866	Washington Mutual Mortgage Pass Through Certificates, Series 2006-9-A7	5.93%	#	10/25/2036	5,519,511
4,263,256	Washington Mutual Mortgage Pass Through Certificates, Series 2007-4-1A4	6.00%		06/25/2037	410,647
1,346,355	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	37.92%	# I/F	06/25/2037	2,151,489
11,264	Washington Mutual Mortgage Securities, Series 2005-C1A-A2	5.15%	# ^	05/25/2036	11,248
2,990,903	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	2,458,575
883,652	Wells Fargo Mortgage Backed Securities Trust, Series 2005-3-A9	5.50%		05/25/2035	869,422
2,523,033	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	22.85%	# I/F	04/25/2035	2,887,720
8,587,860	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.89%	#	10/25/2035	4,120,078
404,389	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	18.67%	# I/F	03/25/2036	498,308
5,077,902	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	4,398,384
1,300,546	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	1,218,731
8,582,448	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	6,098,765
8,582,448	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	1,628,894
14,072,910	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	13,608,025
6,041,553	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	5,333,773
11,453,339	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A6	23.43%	# I/F	05/25/2037	14,832,073
2,422,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	2,083,403
6,045,074	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	38.22%	# I/F	07/25/2037	9,322,395
Total Collateralized Mortgage Obligations (Cost $1,923,102,139)					1,969,262,239

US Government Agency Obligations - 42.0%
14,024,309	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	15,367,156
4,397,997	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	4,581,913
2,383,108	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	2,302,646
12,234,745	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	12,436,908
2,844,131	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	2,999,061
51,529,639	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	53,003,567
10,574,133	Federal Home Loan Mortgage Corporation, Series 2990-JL	6.39%	# I/O I/F	03/15/2035	1,378,499
30,700,262	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.16%	# I/O I/F	07/15/2035	4,569,154
1,380,142	Federal Home Loan Mortgage Corporation, Series 3014-SJ	10.73%	# I/F	08/15/2035	1,385,061
21,423,138	Federal Home Loan Mortgage Corporation, Series 3030-SL	5.84%	# I/O I/F	09/15/2035	2,876,720
6,007,366	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.38%	# I/O I/F	10/15/2035	856,987
22,163,335	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	24,173,713
5,774,918	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	5,768,679
6,872,039	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	6,840,517
3,739,631	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	3,895,054
5,146,953	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	5,272,352
24,481,997	Federal Home Loan Mortgage Corporation, Series 3203-SE	6.24%	# I/O I/F	08/15/2036	3,203,702
60,164,605	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.73%	# I/O I/F	02/15/2037	5,688,491
12,391,979	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	13,494,184
2,953,113	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	3,150,349
3,015,914	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	3,280,449
68,749,278	Federal Home Loan Mortgage Corporation, Series 3417-SI	5.92%	# I/O I/F	02/15/2038	7,892,458
17,925,336	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.39%	# I/O I/F	03/15/2038	1,674,857
16,821,709	Federal Home Loan Mortgage Corporation, Series 3451-S	5.77%	# I/O I/F	02/15/2037	1,977,626
21,660,728	Federal Home Loan Mortgage Corporation, Series 3473-SM	5.81%	# I/O I/F	07/15/2038	2,426,807
57,721,398	Federal Home Loan Mortgage Corporation, Series 3484-SE	5.59%	# I/O I/F	08/15/2038	6,408,495
2,870,593	Federal Home Loan Mortgage Corporation, Series 3530-BF	4.50%		05/15/2039	2,658,883
36,819,528	Federal Home Loan Mortgage Corporation, Series 3545-SA	5.87%	# I/O I/F	06/15/2039	4,116,464
24,674,691	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.74%	# I/O I/F	10/15/2049	2,634,497
11,140,980	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	11,085,359
88,355,171	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.09%	# I/O I/F	12/15/2039	13,996,449
25,934,019	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.07%	# I/O I/F	03/15/2032	4,402,320
37,604,066	Federal Home Loan Mortgage Corporation, Series 3631-SE	6.05%	# I/O I/F	05/15/2039	4,382,791
45,675,827	Federal Home Loan Mortgage Corporation, Series 3641-SB	6.16%	# I/O I/F	10/15/2034	4,308,907
22,924,317	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	24,939,767
17,870,957	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	18,966,240
35,801,255	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	38,303,437
50,871,860	Federal Home Loan Mortgage Corporation, Series 3667-SB	6.11%	# I/O I/F	05/15/2040	7,104,627
17,451,407	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	2,999,375
17,749,228	Federal Home Loan Mortgage Corporation, Series 3712-SG	23.71%	# I/F	08/15/2040	20,152,463
48,086,739	Federal Home Loan Mortgage Corporation, Series 3748-CS	9.49%	# I/F	10/15/2040	42,644,768
51,700,000	Federal Home Loan Mortgage Corporation, Series 3752-BS	9.49%	# I/F	11/15/2040	48,792,516
15,000,000	Federal Home Loan Mortgage Corporation, Series 3779-SH	9.28%	# I/F	12/15/2040	12,900,000
66,380,135	Federal Home Loan Mortgage Corporation, Series CO3490	4.50%		08/01/2040	68,105,884
43,020,461	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	46,171,555
1,455,094	Federal Home Loan Mortgage Corporation, Series U60299	4.00%		11/01/2040	1,449,204
3,130,797	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	3,407,754
12,210,109	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	13,229,482
17,061,020	Federal National Mortgage Association, Series 2003-117-KS	6.84%	# I/O I/F	08/25/2033	2,161,246
29,366,444	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	32,554,994
13,801,006	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	14,195,581
11,318,749	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	12,462,163
19,500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2043	22,552,725
19,632,915	Federal National Mortgage Association, Series 2004-51-XP	7.44%	# I/O I/F	07/25/2034	3,056,888
5,000,000	Federal National Mortgage Association, Series 2004-W10-AG	5.75%		08/25/2034	5,427,122
7,000,000	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	7,736,258
2,900,000	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	3,078,306
1,934,769	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	1,867,754
56,099,255	Federal National Mortgage Association, Series 2005-87-SE	5.79%	# I/O I/F	10/25/2035	7,146,389
45,622,888	Federal National Mortgage Association, Series 2005-87-SG	6.44%	# I/O I/F	10/25/2035	6,725,475
56,593,491	Federal National Mortgage Association, Series 2006-56-SM	6.49%	# I/O I/F	07/25/2036	9,405,601
17,464,260	Federal National Mortgage Association, Series 2006-93-SN	6.34%	# I/O I/F	10/25/2036	2,408,847
13,983,071	Federal National Mortgage Association, Series 2007-116-BI	5.99%	# I/O I/F	05/25/2037	1,867,845

30,107,434	Federal National Mortgage Association, Series 2007-32-SG	5.84%	# I/O I/F	04/25/2037	4,045,334
22,139,226	Federal National Mortgage Association, Series 2007-75-ID	5.61%	# I/O I/F	08/25/2037	3,000,990
11,405,552	Federal National Mortgage Association, Series 2007-7-GZ	6.00%		07/25/2047	12,393,966
17,718,700	Federal National Mortgage Association, Series 2007-9-SD	6.39%	# I/O I/F	03/25/2037	2,433,867
16,293,182	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	16,486,775
25,848,955	Federal National Mortgage Association, Series 2008-61-SC	5.74%	# I/O I/F	07/25/2038	3,186,150
29,388,083	Federal National Mortgage Association, Series 2008-62-SC	5.74%	# I/O I/F	07/25/2038	3,367,704
33,910,828	Federal National Mortgage Association, Series 2008-65-SA	5.74%	# I/O I/F	08/25/2038	4,064,721
29,684,763	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	27,615,765
49,894,607	Federal National Mortgage Association, Series 2009-111-SE	5.99%	# I/O I/F	01/25/2040	6,128,011
2,857,548	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	2,928,107
40,298,466	Federal National Mortgage Association, Series 2009-42-SX	5.74%	# I/O I/F	06/25/2039	4,443,772
18,348,156	Federal National Mortgage Association, Series 2009-48-WS	5.69%	# I/O I/F	07/25/2039	1,942,956
7,166,958	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	6,954,164
4,270,690	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	4,268,822
36,221,046	Federal National Mortgage Association, Series 2009-85-ES	6.97%	# I/O I/F	01/25/2036	6,882,089
5,950,063	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	6,088,799
54,825,764	Federal National Mortgage Association, Series 2010-101-SA	4.22%	# I/O I/F	09/25/2040	5,976,896
49,739,145	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	47,877,807
43,502,388	Federal National Mortgage Association, Series 2010-117-SA	4.24%	# I/O I/F	10/25/2040	3,863,156
149,511,060	Federal National Mortgage Association, Series 2010-121-SD	4.24%	# I/O I/F	10/25/2040	13,650,016
22,247,763	Federal National Mortgage Association, Series 2010-126-SU	52.17%	# I/F	11/25/2040	32,238,512
38,628,319	Federal National Mortgage Association, Series 2010-126-SX	14.23%	# I/F	11/25/2040	38,699,388
2,983,335	Federal National Mortgage Association, Series 2010-137-VS	14.23%	# I/F	12/25/2040	3,032,624
27,000,000	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	21,195,000
88,718,297	Federal National Mortgage Association, Series 2010-16-SA	5.19%	# I/O I/F	03/25/2040	11,275,146
2,859,045	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	2,803,100
54,915,318	Federal National Mortgage Association, Series 2010-21-KS	4.69%	# I/O I/F	03/25/2040	4,041,054
1,065,915	Federal National Mortgage Association, Series 2010-27-SP	13.92%	# I/F	04/25/2040	1,079,650
14,755,293	Federal National Mortgage Association, Series 2010-2-GS	6.19%	# I/O I/F	12/25/2049	1,675,961
34,646,513	Federal National Mortgage Association, Series 2010-2-MS	5.99%	# I/O I/F	02/25/2050	3,900,615
87,689,150	Federal National Mortgage Association, Series 2010-31-SA	4.74%	# I/O I/F	04/25/2040	6,250,448
20,145,799	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	18,053,620
74,944,636	Federal National Mortgage Association, Series 2010-34-PS	4.67%	# I/O I/F	04/25/2040	8,380,654
18,395,694	Federal National Mortgage Association, Series 2010-35-ES	6.19%	# I/O I/F	04/25/2040	2,166,582
32,004,034	Federal National Mortgage Association, Series 2010-35-SV	6.19%	# I/O I/F	04/25/2040	3,922,968
977,472	Federal National Mortgage Association, Series 2010-39-LS	18.96%	# I/F	05/25/2040	994,210
1,179,608	Federal National Mortgage Association, Series 2010-39-SC	16.63%	# I/F	05/25/2040	1,204,632
39,358,241	Federal National Mortgage Association, Series 2010-46-MS	4.69%	# I/O I/F	05/25/2040	4,068,583
40,626,857	Federal National Mortgage Association, Series 2010-59-MS	5.51%	# I/O I/F	06/25/2040	5,324,840
80,586,418	Federal National Mortgage Association, Series 2010-59-PS	6.12%	# I/O I/F	03/25/2039	13,430,081
64,376,821	Federal National Mortgage Association, Series 2010-59-SC	4.74%	# I/O I/F	01/25/2040	6,018,821
8,061,250	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	8,170,292
11,208,066	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	11,214,438
40,755,646	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	39,931,416
28,903,904	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	27,214,046
19,911,960	Federal National Mortgage Association, Series 2010-90-SA	5.59%	# I/O I/F	08/25/2040	2,343,968
46,475,618	Federal National Mortgage Association, Series 2010-99-SG	23.71%	# I/F	09/25/2040	52,884,159
77,516,548	Federal National Mortgage Association, Series 400-S4-BZ	5.19%	# I/O I/F	11/25/2039	9,719,883
12,367,761	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	12,914,649
4,267,484	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	4,492,839
12,883,633	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	13,612,298
5,282,017	Federal National Mortgage Association Pass-Thru, Pool 93114	5.00%		05/01/2039	5,620,875
4,252,280	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	4,474,600
4,094,876	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	4,247,773
4,458,438	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	4,626,595
9,148,561	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	9,625,956
5,135,782	Federal National Mortgage Association Pass-Thru, Pool AD7018	5.00%		04/01/2040	5,327,545
4,748,945	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	4,996,756
57,839,939	Federal National Mortgage Association Pass-Thru, Pool MA0146	4.00%		11/01/2020	60,542,150
2,688,200	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	2,797,408
18,375,930	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	19,069,009
3,115,495	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	3,231,824
7,287,023	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	7,627,464

10,897,088		Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	11,303,972
22,973,314		Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	24,046,600
9,966,739		Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	10,437,357
23,761,138		Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	24,084,500
51,828,128		Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	54,249,475
3,987,622		Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	4,041,889
50,500,000		Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	51,187,248
14,700,000		Government National Mortgage Association, Series 2003-67-SP	6.84%	# I/O I/F	08/20/2033	4,679,525
13,440,850		Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	13,901,609
5,311,966		Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	6,051,813
6,500,000		Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	6,791,371
2,664,589		Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	2,674,228
2,019,806		Government National Mortgage Association, Series 2006-24-CX	38.06%	# I/F	05/20/2036	3,323,887
44,722,755		Government National Mortgage Association, Series 2008-42-AI	7.35%	# I/O I/F	05/16/2038	7,836,223
11,058,466		Government National Mortgage Association, Series 2008-82-SM	5.79%	# I/O I/F	09/20/2038	1,106,740
1,752,289		Government National Mortgage Association, Series 2009-31-ZM	4.50%		08/20/2038	1,724,345
4,697,592		Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	4,696,876
13,471,453		Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	13,845,222
29,290,512		Government National Mortgage Association, Series 2009-69-TS	5.94%	# I/O I/F	04/16/2039	3,423,786
40,285,655		Government National Mortgage Association, Series 2009-87-IG	6.48%	# I/O I/F	03/20/2037	5,535,805
9,899,289		Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	10,087,142
38,240,622		Government National Mortgage Association, Series 2010-42-ES	5.42%	# I/O I/F	04/20/2040	5,395,886
6,845,037		Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	7,063,566
Total US Government Agency Obligations (Cost $1,691,673,641)						1,695,836,705

Short Term Investment - 6.7%
271,623,074		Fidelity Institutional Government Portfolio	0.02%	1		271,623,074
Total Short Term Investment (Cost $271,623,074)						271,623,074

Total Investments - 97.5% (Cost $3,886,398,854)						3,936,722,018
Other Assets in Excess of Liabilities - 2.5%						100,309,875
NET ASSETS - 100.0%						$ 4,037,031,893

	#	Variable rate security. Rate disclosed is as of December 31, 2010.
	^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund's Board of Trustees.  At December 31, 2010, the value of these securities amounted to $406,890,569 or 10.1% of net assets.

	1	Seven-day yield as of December 31, 2010
	I/O	Interest only security
	P/O	Principal only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates

DoubleLine Core Fixed Income Fund
Schedule of Investments (Unaudited)
December 31, 2010

Par Value	Security Description	Rate		Maturity	Value $
Collateralized Mortgage Obligations - 28.1%
177,379	Adjustable Rate Mortgage Trust, Series 2007-3	3.86%	# ^	11/25/2037	100,228
382,957	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-IA3A	6.50%		10/25/2036	264,198
523,092	Citi Mortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	425,913
227,000	Citi Mortgage Alternative Loan Trust, Series 2006-A5-A3	6.00%		10/25/2036	168,853
482,640	Citi Mortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	347,343
463,947	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	460,678
1,404,490	Citigroup Mortgage Loan Trust Inc., Series 2006-WF2-A2C	5.85%	#	05/25/2036	876,006
250,000	Commercial Mortgage Pass-Through Certificates, Series 2001-J1A	7.21%	# ^	02/16/2034	250,021
447,546	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	294,738
810,237	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.96%	#	10/25/2035	622,696
1,131,210	Countrywide Alternative Loan Trust, Series 2006-26CB	6.50%		09/25/2036	840,990
1,245,646	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	534,560
277,387	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%		02/25/2033	206,110
1,073,113	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	1,110,334
1,245,000	Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	1,107,961
311,392	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	240,915
410,916	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4A12	13.94%	# I/F ^	04/15/2036	443,789
525,610	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5A14	11.65%	# I/F ^	04/15/2036	541,379
1,265,360	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	1,020,335
339,249	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	297,418
235,000	First Union Commercial Mortgage Securities, Inc., Series 2000-C2-G	8.36%	#	10/15/2032	235,479
324,672,858	GE Capital Commercial Mortgage Corporation, Series 2005-C3-XP	0.25%	# I/O	07/10/2045	741,293
300,000	Greenwish Capital Commercial Funding Corporation, Series 2004-FL2	0.66%	# ^	11/05/2019	289,954
373,574	GSAA Home Equity Trust, Series 2006-4-4A1	0.36%	#	03/25/2036	336,723
148,199	GSR Mortgage Loan Trust, Series 2005-6F-3A16	5.50%		07/25/2035	147,879
1,106,823	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	1,018,439
913,049	HSI Asset Loan Obligation, Series 2006-2-2A1	5.50%		12/25/2021	839,148
500,000	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	254,561
1,002,001	JP Morgan Commercial Mortgage Certificates, Series 2006-CIBC16-X2	0.51%	# I/O	05/12/2045	11,830
137,930	Lehman Mortgage Trust, Series 2006-9-1A19	29.48%	# I/F	01/25/2037	188,874
500,000	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		03/25/2037	338,597
308,523	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	273,280
133,308	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	103,078
11,729,039	Morgan Stanley Capital, Inc., Series 2004-HQ4-X2	0.36%	# ^ I/O	04/14/2040	75,463
36,655,568	Morgan Stanley Capital, Inc., Series 2005-IQ9-X2	1.21%	# ^ I/O	07/15/2056	393,450
391,132	Nomura Asset Alternative Loan Trust, Series 2006-AP1-A2	5.52%	#	01/25/2036	286,203
825,392	Nomura Home Equity Loan Trust, Series 2006-AF1-A2	5.80%	#	10/25/2036	421,777
1,539,321	Nomura Home Equity Loan Trust, Series 2007-1-1A1	6.06%	#	02/25/2037	845,912
500,000	Option One Mortgage Loan Trust, Series 2004-3-M3	0.91%	#	11/25/2034	437,762
478,476	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	422,436
1,275,658	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	1,078,446
1,294,385	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	868,830
268,358	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	244,226
988,445	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	838,662
561,179	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	388,828
550,000	Residential Asset Securitization Trust, Series 2005-RS1-AI5	5.41%	#	12/25/2034	446,445
348,277	Residential Asset Securitization Trust, Series 2006-R1-A1	27.36%	# I/F	01/25/2046	395,649
728,872	RFMSI Series Trust, Series 2006-S10	6.00%		10/25/2036	651,022
287,358	Washington Mutual Mortgage Pass Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	226,322
432,853	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	37.92%	# I/F	06/25/2037	691,704
4,862	Washington Mutual Mortgage Securities, Series 2005-C1A-A2	5.15%	# ^	05/25/2036	4,855
454,803	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	5.37%	#	08/25/2035	303,145
477,103	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.89%	#	10/25/2035	228,893
789,734	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	739,312
898,271	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	868,597
Total Collateralized Mortgage Obligations (Cost $25,192,658)					25,791,539

Corporate Bonds - 25.0%
200,000	3M Company, Series D	5.70%		03/15/2037	219,463
100,000	Abu Dhabi National Energy Company PJSC	6.17%		10/25/2017	105,750
200,000	AES Corporation	9.50%		11/12/2020	209,000
100,000	Alfa Bank (Ukraine ISS)	7.88%	^	09/25/2017	102,250
200,000	ALROSA Finance S.A.	7.75%	^	11/03/2020	210,750
200,000	Altria Group, Inc.	9.25%		08/06/2019	261,419
350,000	American Express Credit Corporation	2.75%		09/15/2015	344,665
200,000	American International Group, Inc.	6.40%		12/15/2020	210,229
100,000	American Tower Corporation	4.50%		01/15/2018	99,274
200,000	Anheuser Busch Inbev Worldwide	4.13%		01/15/2015	210,840
295,000	Arcelormittal S.A. Luxembourg	5.38%		06/01/2013	313,749
50,000	Arcor S.A.I.C	7.25%	^	11/09/2017	53,500
150,000	Arrow Electronics, Inc.	3.38%		11/01/2015	145,570
250,000	AT&T, Inc.	5.35%	^	09/01/2040	235,961
150,000	Banco Bonsucesso S.A.	9.25%		11/03/2020	147,405
150,000	Banco Continental TR	7.38%	# ^	10/07/2040	155,625
100,000	Banco Cruzeiro do Sul S.A.	8.88%	^	09/22/2020	101,375
100,000	Banco International del Peru	5.75%	^	10/07/2020	98,000
100,000	Banco Mercantil del Norte, S.A.	6.14%	#	10/13/2016	103,250
100,000	Bancolombia S.A.	6.13%		07/26/2020	102,880
125,000	Bank of America Funding Corporation	3.70%		09/01/2015	124,052
100,000	Bank of Moscow (Kuznetski)	6.81%	#	05/10/2017	101,750
300,000	Bank of New York Mellon	2.95%		06/18/2015	304,163
300,000	Berkshire Hathaway, Inc.	3.20%		02/11/2015	309,860
125,000	Boeing Company	6.88%		03/15/2039	152,260
100,000	Boston Properties Ltd. Partnership	5.63%		11/15/2020	106,625
150,000	Boston Properties Ltd. Partnership	4.13%		05/15/2021	142,499
100,000	BP Capital Markets P.L.C.	4.75%		03/10/2019	103,274
200,000	British Telecommunications P.L.C.	5.95%		01/15/2018	219,221
100,000	Calpine Corporation	7.88%	^	07/31/2020	101,750
100,000	CAP S.A.	6.70%	^	10/25/2017	99,250
200,000	Celgene Corp.	3.95%		10/15/2020	190,527
1,000,000	Citi Bank N.A.	1.75%		12/28/2012	1,020,731
300,000	Citigroup, Inc.	6.00%		12/13/2013	328,043
200,000	Coca Cola Company	3.15%		11/15/2020	188,049
200,000	Comcast Corporation	5.85%		11/15/2015	225,056
100,000	Community Health Systems, Inc.	8.88%		07/15/2015	105,250
200,000	Conagra Foods, Inc.	5.88%		04/15/2014	221,590
100,000	ConocoPhillips Company	6.50%		02/01/2039	119,329
100,000	Constellation Brands, Inc.	7.25%		05/15/2017	106,375
100,000	Corporacion Pesquera Inca S.A.C	9.00%		02/10/2017	107,780
200,000	Covidien International Finance S.A.	2.80%		06/15/2015	200,947
200,000	Credit Suisse USA, Inc.	5.38%		03/02/2016	219,706
100,000	Cricket Communications, Inc.	7.75%	^	10/15/2020	95,500
200,000	Crown Castle International Corporation	9.00%		01/15/2015	221,500
200,000	Daimler Finance North America LLC	6.50%		11/15/2013	226,564
50,000	Development Bank of Kazakhstan	6.50%		06/03/2020	50,250
100,000	Development Bank of Kazakhstan	6.00%		03/23/2026	88,750
250,000	Devon Energy Corporation	6.30%		01/15/2019	294,678
100,000	Dineequity, Inc.	9.50%	^	10/30/2018	106,500
200,000	Dow Chemical Company	8.55%		05/15/2019	251,042
140,000	Drummond Company, Inc.	7.38%		02/15/2016	145,775
100,000	EchoStar DBS Corporation	7.75%		05/31/2015	106,750
100,000	Ege Haina Finance Company	9.50%	^	04/26/2017	104,750

200,000	El Paso Corporation	7.00%		06/15/2017	212,063
50,000	Fideic Chubut Regal	7.75%		07/01/2020	50,500
125,000	First Data Corporation	11.25%		03/31/2016	110,000
100,000	Ford Motor Credit Company LLC	7.00%		04/15/2015	107,561
200,000	Forest Oil Corporation	7.25%		06/15/2019	204,000
200,000	Frontier Communications Corporation	8.50%		04/15/2020	219,500
300,000	General Electric Capital Corporation, Series A	3.75%		11/14/2014	310,394
100,000	Globo Communicacoao E Participacoes S.A.	6.25%		10/20/2049	105,500
100,000	GMAC, Inc.	7.50%		12/31/2013	108,250
80,000	Gol Finance	9.25%		07/20/2020	83,200
200,000	Gold Fields Orogen Holdings	4.88%	^	10/07/2020	193,000
300,000	Goldman Sachs Group, Inc.	6.00%		06/15/2020	324,788
100,000	Grupo Kuo Sab De C.V.	9.75%	^	10/17/2017	109,500
100,000	Grupo Papelero Scribe, S.A.	8.88%		04/07/2020	99,250
100,000	Halliburton Company	6.15%		09/15/2019	115,053
100,000	Hertz Corporation	7.50%	^	10/15/2018	104,250
200,000	Host Marriott, L.P.	6.38%		03/15/2015	204,000
100,000	Huntsman International LLC	5.50%		06/30/2016	97,250
100,000	Icici Bank Ltd.	5.75%	^	11/16/2020	99,895
110,116	Iirsa Norte Finance Ltd.	8.75%		05/30/2024	125,532
100,000	International Lease Finance Corporation	8.25%		12/15/2020	103,125
95,000	Interpublic Group of Companies, Inc.	10.00%		07/15/2017	111,625
50,000	Ixe Banco S.A.	9.25%		10/14/2020	55,500
100,000	JBS Finance II Ltd.	8.25%		01/29/2018	101,500
300,000	JPMorgan Chase & Company	4.95%		03/25/2020	308,539
125,000	Kellogg Company	7.45%		04/01/2031	157,103
150,000	Kinder Morgan Energy Partners, LP	6.95%		01/15/2038	163,508
200,000	Kraft Foods, Inc.	5.38%		02/10/2020	215,643
150,000	Kroger Company	5.50%		02/01/2013	162,333
100,000	Medco Health Solutions, Inc.	7.13%		03/15/2018	117,519
100,000	Metlife, Inc.	5.70%		06/15/2035	102,414
100,000	Michaels Stores, Inc.	7.75%	^	11/01/2018	100,250
200,000	MidAmerican Energy Holdings Company	5.95%		05/15/2037	211,683
100,000	MMG Fiduc (AES El Salvador)	6.75%		02/01/2016	97,241
300,000	Morgan Stanley	6.00%		04/28/2015	325,211
200,000	Motorola, Inc.	6.00%		11/15/2017	212,339
100,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	138,142
250,000	News America, Inc.	6.65%		11/15/2037	277,809
30,000	NII Capital Corporation	10.00%		08/15/2016	33,375
85,000	NII Capital Corporation	8.88%		12/15/2019	92,225
200,000	Nova Chemicals Corporation	8.38%		11/01/2016	214,000
200,000	Novartis Capital Corporation	4.40%		04/24/2020	210,152
100,000	Omnicom Group, Inc.	4.45%		08/15/2020	98,042
100,000	Oracle Corporation	3.88%	^	07/15/2020	99,605
70,000	Pan American Energy LLC	7.88%		05/07/2021	74,998
93,800	Panama Canal Railway Company	7.00%		11/01/2026	84,420
300,000	Pemex Project Funding Master Trust	6.63%		06/15/2035	306,748
100,000	Petrobras International Finance Company	5.75%		01/20/2020	104,257
95,833	Petroleum Company of Trinidad and Toago, Ltd.	6.00%		05/08/2022	97,395
34,716	Petrolum Export, Ltd.	5.27%		06/15/2011	34,716
100,000	Plains Exploration and Production Company	7.75%		06/15/2015	104,750
200,000	Pohany Iron and Steel Company	4.25%	^	10/28/2020	190,285
100,000	Procter and Gamble Company	5.55%		03/05/2037	109,285
200,000	Qtel International Finance Ltd.	4.75%		02/16/2021	191,569
100,000	Royal Caribbean Cruises Ltd.	7.00%		06/15/2013	106,250
75,000	Royal KPN N.V.	8.38%		10/01/2030	97,769
100,000	Safeway, Inc.	5.80%		08/15/2012	107,664
200,000	SCF Capital Ltd.	5.38%	^	10/27/2017	199,500
100,000	Simon Property Group L.P.	5.65%		02/01/2020	108,367
100,000	Sino-Forest Corporation	6.25%	^	10/21/2017	101,375
200,000	Smithfield Foods, Inc.	10.00%	^	07/15/2014	231,500
45,000	Southern Copper Corporation	5.38%		04/16/2020	45,858
200,000	Southern Power Company, Series D	4.88%		07/15/2015	216,592

200,000	Southwest Airlines Company	5.25%		10/01/2014	210,525
200,000	Supervalu, Inc.	8.00%		05/01/2016	192,500
200,000	Sydney Airport Finance Company	5.13%	^	02/22/2021	193,046
100,000	Telemovil Finance Company Ltd.	8.00%	^	10/01/2017	103,500
300,000	Time Warner Cable, Inc.	5.00%		02/01/2020	309,304
300,000	Transocean, Inc.	6.00%		03/15/2018	315,547
200,000	Tyco International Group S.A.	8.50%		01/15/2019	256,388
100,000	United Parcel Service, Inc.	5.13%		04/01/2019	111,801
300,000	Valero Energy Corporation	6.13%		02/01/2020	319,176
100,000	VEB Finance Ltd.	6.80%	^	11/22/2025	100,661
100,000	Viacom, Inc.	6.25%		04/30/2016	113,933
300,000	Wachovia Corporation Global	5.50%		05/01/2013	326,639
200,000	Wal-Mart Stores, Inc.	3.25%		10/25/2020	188,358
180,000	Waste Management, Inc.	6.13%		11/30/2039	193,307
200,000	Wellpoint, Inc.	5.25%		01/15/2016	220,151
100,000	WPE International Cooperatief U.A.	10.38%	^	09/30/2020	98,920
200,000	Wynn Las Vegas LLC	7.88%		11/01/2017	216,500
206,000	Xerox Corporation	5.50%		05/15/2012	217,652
100,000	YPF Sociedad Anonima	10.00%		11/02/2028	117,500
Total Corporate Bonds (Cost $22,882,169)					22,932,176

Foreign Government Agency Issues - 0.5%
100,000	Dubai Electricity and Water Authority	7.38%	^	10/21/2020	93,843
100,000	Hydro-Quebec	8.00%		02/01/2013	113,786
200,000	Korea Development Bank	8.00%		01/23/2014	228,457
Total Foreign Government Agency Issues (Cost $443,360)					436,086

Foreign Government Bonds and Notes - 0.3%
100,000	Province of Ontario	4.95%		11/28/2016	111,002
200,000	United Mexican States	5.63%		01/15/2017	222,200
Total Foreign Government Bonds and Notes (Cost $339,377)					333,202

US Government Agency Obligations - 29.5%
2,000,000	Federal Home Loan Mortgage Corporation	4.13%		12/21/2012	2,132,734
421,888	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	428,859
1,395,466	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.16%	# I/O I/F	07/15/2035	207,689
590,224	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.38%	# I/O I/F	10/15/2035	84,199
997,350	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	1,087,816
124,246	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	124,112
1,227,849	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.73%	# I/O I/F	02/15/2037	116,092
1,838,496	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.39%	# I/O	03/15/2038	171,780
3,218,438	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.74%	# I/O	10/15/2049	343,630
2,524,433	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.09%	# I/O	12/15/2039	399,899
1,583,757	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.07%	# I/O I/F	03/15/2032	268,844
3,441,716	Federal Home Loan Mortgage Corporation, Series 3666-SC	5.52%	# I/O	05/15/2040	435,934
516,264	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	552,346
1,496,996	Federal Home Loan Mortgage Corporation, Series U60299	4.00%		11/01/2040	1,490,936
1,000,000	Federal National Mortgage Association	5.25%		08/01/2012	1,068,708
1,000,000	Federal National Mortgage Association	0.80%		09/27/2012	1,000,900
2,200,000	Federal National Mortgage Association	0.70%		10/19/2012	2,195,611
2,800,000	Federal National Mortgage Association	0.55%		11/01/2012	2,792,233
827,732	Federal National Mortgage Association, Series 2003-117-KS	6.84%	# I/O I/F	08/25/2033	104,855
500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2043	578,275
1,208,402	Federal National Mortgage Association, Series 2006-56-SM	6.49%	# I/O	07/25/2036	200,831
1,505,806	Federal National Mortgage Association, Series 2007-116-BI	5.99%	# I/O I/F	05/25/2037	201,144
396,015	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	400,720
1,959,206	Federal National Mortgage Association, Series 2008-62-SC	5.74%	# I/O I/F	07/25/2038	224,514
880,493	Federal National Mortgage Association, Series 2009-111-SE	5.99%	# I/O	01/25/2040	108,141
328,737	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	336,854
2,642,610	Federal National Mortgage Association, Series 2009-400-S4	5.19%	# I/O	11/25/2039	331,360
2,158,607	Federal National Mortgage Association, Series 2009-48-WS	5.69%	# I/O	07/25/2039	228,583
269,796	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	259,700
1,503,410	Federal National Mortgage Association, Series 2010-121-SD	4.24%	# I/O	10/25/2040	137,258

994,445		Federal National Mortgage Association, Series 2010-137-VS	14.23%	# I/F	12/25/2040	1,010,874
2,000,000		Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	1,570,000
2,579,093		Federal National Mortgage Association, Series 2010-31-SA	4.74%	# I/O I/F	04/25/2040	183,837
1,450,541		Federal National Mortgage Association, Series 2010-34-PS	4.67%	# I/O I/F	04/25/2040	162,206
1,939,650		Federal National Mortgage Association, Series 2010-35-SP	6.09%	# I/O	04/25/2050	243,900
1,474,161		Federal National Mortgage Association, Series 2010-35-SV	6.19%	# I/O	04/25/2040	180,699
1,250,000		Federal National Mortgage Association, Series 2010-59-PS	6.12%	# I/O I/F	03/25/2039	208,318
2,160,296		Federal National Mortgage Association, Series 2010-59-SC	4.74%	# I/O	01/25/2040	201,974
308,860		Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	309,036
309,837		Federal National Mortgage Association, Series 2010-99-SG	23.71%	# I/F	09/25/2040	352,561
880,336		Federal National Mortgage Association Pass-Thru, Pool 93114	5.00%		05/01/2039	936,812
216,501		Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	224,585
125,921		Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	130,671
447,865		Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	474,805
697,432		Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	723,474
942,231		Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	986,721
564,369		Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	572,050
271,875		Government National Mortgage Association, Series 2003-67-SP	6.84%	# I/O I/F	08/20/2033	86,547
1,105,847		Government National Mortgage Association, Series 2008-82-SM	5.79%	# I/O I/F	09/20/2038	110,674
342,207		Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	348,701
Total US Government Agency Obligations (Cost $26,788,815)						27,033,002

US Government Bonds and Notes - 15.0%
440,000		United States Treasury Bonds	5.38%		02/15/2031	513,700
1,540,000		United States Treasury Bonds	4.38%		11/15/2039	1,548,422
1,100,000		United States Treasury Notes	0.38%		09/30/2012	1,097,551
6,000,000		United States Treasury Notes	2.38%		03/31/2016	6,076,878
4,450,000		United States Treasury Notes	3.38%		11/15/2019	4,543,521
Total US Government Bonds and Notes (Cost $13,984,105)						13,780,072

Short Term Investment - 3.3%
3,016,207		Fidelity Institutional Government Portfolio	0.02%	1		3,016,207
Total Short Term Investment (Cost $3,016,207)						3,016,207

Total Investments - 101.7% (Cost $92,646,691)						93,322,284
Liabilities in Excess of Other Assets - (1.7)%						(1,559,806)
NET ASSETS - 100.0%						$ 91,762,478

	#	Variable rate security. Rate disclosed is as of December 31, 2010.
	^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund's Board of Trustees.  At December 31, 2010, the value of these securities amounted to $5,583,480 or 6.1% of net assets.

	1	Seven-day yield as of December 31, 2010
	I/O	Interest only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments (Unaudited)
December 31, 2010

Principal Amount	Security Description	Rate		Maturity	Value $
Corporate Bonds - 89.3%
Argentina - 6.7%
800,000	Arcor S.A.I.C	7.25%	^	11/09/2017	856,000
800,000	Fideic Chubut Regal	7.75%		07/01/2020	808,000
1,640,000	Pan American Energy LLC	7.88%		05/07/2021	1,757,096
1,700,000	WPE International Cooperatief U.A.	10.38%	^	09/30/2020	1,681,640
300,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	296,760
1,025,000	YPF Sociedad Anonima	10.00%		11/02/2028	1,204,375
					6,603,871
Brazil - 11.6%
2,350,000	Banco Bonsucesso S.A.	9.25%		11/03/2020	2,309,345
400,000	Banco Cruzeiro do Sul S.A.	8.88%	^	09/22/2020	405,500
300,000	Banco Cruzeiro do Sul S.A.	8.88%		09/22/2020	304,125
200,000	Braskem Finance Limited	7.00%	^	05/07/2020	207,500
1,950,000	Globo Communicacoao E Participacoes S.A.	6.25%		10/20/2049	2,057,250
2,490,000	Gol Finance	9.25%		07/20/2020	2,589,600
200,000	JBS Finance II Ltd.	8.25%	^	01/29/2018	203,000
500,000	JBS Finance II Ltd.	8.25%		01/29/2018	507,500
550,000	Suzano Trading, Ltd.	5.88%	^	01/23/2021	550,000
650,000	Telemar Norte Leste S.A.	5.50%	^	10/23/2020	654,875
1,630,000	Voto-Votorantim Overseas Trading Operations N.V.	6.63%		09/25/2019	1,703,350
					11,492,045
Chile - 1.4%

800,000	CAP S.A.	7.38%		09/15/2036	851,360
500,000	Colbun S.A.	6.00%		01/21/2020	536,250
					1,387,610
China - 3.2%
1,000,000	MCE Finance Limited	10.25%		05/15/2018	1,157,500
300,000	Sino-Forest Corporation	10.25%		07/28/2014	348,000
1,600,000	Sino-Forest Corporation	6.25%	^	10/21/2017	1,622,000
					3,127,500
Colombia - 2.5%
740,000	Bancolombia S.A.	6.13%		07/26/2020	761,312
1,638,000	Drummond Co, Inc.	7.38%		02/15/2016	1,705,568
					2,466,880
Dominican Republic - 4.6%
300,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	313,500
2,000,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	2,090,000
2,000,000	Ege Haina Finance Company	9.50%	^	04/26/2017	2,095,000
					4,498,500
Egypt - 0.2%
190,936	Petrolum Export, Ltd.	5.27%		06/15/2011	190,936
					190,936
El Salvador - 5.1%
2,500,000	MMG Fiduc (AES El Salvador)	6.75%		02/01/2016	2,431,035
1,000,000	Telemovil Finance Company Ltd.	8.00%		10/01/2017	1,035,000
1,500,000	Telemovil Finance Company Ltd.	8.00%	^	10/01/2017	1,552,500
					5,018,535
India - 3.0%
1,400,000	Icici Bank Ltd.	5.75%	^	11/16/2020	1,398,531
500,000	Reliance Industries, Ltd.	8.25%		01/15/2027	622,255
1,000,000	Reliance Industries, Ltd.	6.25%	^	10/19/2040	1,003,252
					3,024,038

Indonesia - 0.3%
250,000	Indosat Palapa Company B.V.	7.38%	^	07/29/2020	277,500
					277,500
Israel - 0.8%
750,000	Israel Electric Corporation Ltd.	7.88%		12/15/2026	824,708
					824,708
Jamicia - 2.2%
2,100,000	Digicel Group Ltd.	8.25%		09/01/2017	2,173,500
					2,173,500
Kazakhstan - 7.9%
500,000	Development Bank Of Kazakhstan	6.50%		06/03/2020	502,500
2,500,000	Development Bank Of Kazakhstan	6.00%		03/23/2026	2,218,750
300,000	HSBK Europe B.V.	7.25%		05/03/2017	303,750
400,000	Jsc Bank Centercre	8.63%		01/30/2014	409,000
500,000	Kazakhstan Temir Zholy B.V.	6.38%	^	10/06/2020	524,400
300,000	Kazkommerts International B.V.	8.50%		04/16/2013	295,500
1,190,000	Kazkommerts International B.V.	7.50%		11/29/2016	1,088,850
2,500,000	KazMunaiGaz Finance Sub B.V.	6.38%	^	04/09/2021	2,493,500
					7,836,250
Mexico - 8.5%
500,000	Banco Mercantil del Norte, S.A.	6.14%	#	10/13/2016	516,250
1,200,000	Grupo Kuo Sab De C.V.	9.75%	^	10/17/2017	1,314,000
500,000	Grupo Papelero Scribe, S.A.	8.88%	^	04/07/2020	496,250
1,500,000	Grupo Papelero Scribe, S.A.	8.88%		04/07/2020	1,488,750
700,000	Grupo Petrotemex S.A. de C.V.	9.50%		08/19/2014	784,000
750,000	Ixe Banco S.A.	9.25%	^	10/14/2020	832,500
430,000	Ixe Banco S.A.	9.25%		10/14/2020	477,300
500,000	Mexichem S.A.B. de C.V.	8.75%		11/06/2019	583,750
370,000	NII Capital Corporation	10.00%		08/15/2016	411,625
915,000	NII Capital Corporation	8.88%		12/15/2019	992,775
500,000	Pemex Project Funding Master Trust	6.63%		06/15/2035	511,247
					8,408,447
Panama - 1.0%
189,172	Corredor Sur Trust	6.95%		05/25/2025	218,493
844,200	Panama Canal Railway Company	7.00%		11/01/2026	759,780
					978,273
Peru - 6.4%
1,350,000	Banco Continental TR	7.38%	# ^	10/07/2040	1,400,625
100,000	Banco De Credito del Peru	6.95%	#	11/07/2021	105,250
400,000	Banco International del Peru	5.75%	^	10/07/2020	392,000
300,000	Banco International del Peru	8.50%	# ^	04/23/2070	320,550
2,100,000	Corporacion Pesquera Inca S.A.C	9.00%		02/10/2017	2,263,380
1,651,738	Iirsa Norte Finance Ltd.	8.75%		05/30/2024	1,882,981
					6,364,786
Qatar - 3.0%
350,000	Nakilat, Inc.	6.07%		12/31/2033	371,875
800,000	Qatari Diar Finance	5.00%	^	07/21/2020	812,000
800,000	Qtel International Finance Ltd.	4.75%	^	02/16/2021	766,272
1,050,000	Qtel International Finance Ltd.	4.75%		02/16/2021	1,005,732
					2,955,879
Russia - 13.6%
700,000	Alfa Bank	7.88%		09/25/2017	715,750
1,600,000	Alfa Bank	7.88%	^	09/25/2017	1,636,000
1,500,000	ALROSA Finance S.A.	7.75%	^	11/03/2020	1,580,625
700,000	Bank of Moscow (Kuznetski)	6.81%	#	05/10/2017	712,250
100,000	Gaz Capital S.A.	7.29%		08/16/2037	104,913
2,000,000	Lukoil International Finance B.V.	6.13%	^	11/09/2020	2,022,319
1,900,000	Severstal	6.70%	^	10/25/2017	1,885,750
900,000	SB Capital S.A.	5.40%		03/24/2017	902,546
1,600,000	SCF Capital Ltd.	5.38%	^	10/27/2017	1,596,000
1,050,000	VEB Finance Ltd.	6.80%	^	11/22/2025	1,056,941
1,200,000	VTB Capital S.A.	6.55%	^	10/13/2020	1,185,000
					13,398,094
Singapore - 0.6%
350,000	Stats Chippac, Ltd.	7.50%		08/12/2015	379,750
250,000	Temasek Financial, Ltd.	4.30%	^	10/25/2019	256,640

						636,390
South Africa - 3.1%
1,500,000		Gold Fields Orogen Holdings	4.88%	^	10/07/2020	1,447,500
900,000		Myriad International Holdings B.V.	6.38%	^	07/28/2017	949,500
600,000		Myriad International Holdings B.V.	6.38%		07/28/2017	633,000
						3,030,000
Trinidad and Tobago - 1.0%
400,000		National Gas Company of Trinidad and Tobago	6.05%		01/15/2036	396,000
575,000		Petroleum Company of Trinidad and Toago, Ltd.	6.00%		05/08/2022	584,373
						980,373
Ukraine - 0.4%
393,750		Alfa Bank (Ukraine ISS)	13.00%	^	07/30/2012	405,563
						405,563
United Arab Emirates - 2.2%
350,000		Abu Dhabi National Energy Company PJSC	6.17%		10/25/2017	370,125
1,700,000		Abu Dhabi National Energy Company PJSC	6.25%		09/16/2019	1,772,250
						2,142,375
Total Corporate Bonds (Cost $87,207,741)						88,222,053

Foreign Government Agency Issues - 1.7%
United Arab Emirates - 1.7%
1,800,000		Dubai Electricity and Water Authority	7.38%	^	10/21/2020	1,689,179
						1,689,179
Total Foreign Government Agency Issues (Cost $1,787,250)						1,689,179

Foreign Government Bonds and Notes - 0.5%
Chile - 0.5%
500,000		Republic Of Chile	3.88%		08/05/2020	497,500
						497,500
Total Foreign Government Bonds and Notes (Cost $509,742)						497,500

Short Term Investment - 2.4%
2,394,908		Fidelity Institutional Government Portfolio	0.02%	1		2,394,908
Total Short Term Investment (Cost $2,394,908)						2,394,908

Total Investments - 93.9% (Cost $91,899,641)						92,803,640
Other Assets in Excess of Liabilities - 6.1%						6,025,721
NET ASSETS - 100.0%						$ 98,829,361

	#	Variable rate security. Rate disclosed is as of December 31, 2010.
	^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund's Board of Trustees.  At December 31, 2010, the value of these securities amounted to $39,660,412 or 40.1% of net assets.

	1	Seven-day yield as of December 31, 2010

DoubleLine Multi-Asset Growth Fund
Schedule of Investments (Unaudited)
December 31, 2010

Principal Amount / Shares		Security Description	Rate		Maturity	Value $
Collateralized Mortgage Obligations - 1.0%
20,932		Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PWR12-A-1	5.55%	#	09/11/2038	20,921
Total Collateralized Mortgage Obligations (Cost $20,926)						20,921

Investment Companies - 48.9%
500		Hugoton Royalty Trust				10,260
1,000		iShares Barclays 1-3 Year Credit Bond Fund				104,279
500		iShares JP Morgan USD Emerging Markets Bond Fund				53,540
500		iShares MSCI EARE Index Fund				29,115
800		iShares MSCI Emerging Markets Index Fund				38,096
1,000		PowerShares DB US Dollar Bullish Fund				22,710
750		PowerShares QQQ Trust				40,853
600		SPDR S&P 500 ETF				75,468
900		Vanguard Emerging Markets ETF				43,335
500		Vanguard Tax-Managed Balanced Fund				18,075
1,500		iPath Dow Jones-UBS Commodity Index Total Return ETN *				73,680
100		SPDR Gold Trust *				13,872
10,000		DoubleLine Core Fixed Income Fund				103,800
5,000		DoubleLine Emerging Markets Fixed Income Fund				52,400
27,500		DoubleLine Total Return Bond Fund				300,575
Total Investment Companies (Cost $979,038)						980,058

Short Term Investment - 62.5%
1,252,459		Fidelity Institutional Government Portfolio	0.02%	1		1,252,459
Total Short Term Investment (Cost $1,252,459)						1,252,459

Total Investments - 112.4% (Cost $2,252,423)						2,253,438
Liabilities in Excess of Other Assets - (12.4)%						(248,962)
NET ASSETS - 100.0%						$ 2,004,476

	#	Variable rate security. Rate disclosed is as of December 31, 2010.
	1	Seven-day yield as of December 31, 2010
	*	Non-Income Producing

Summary of Fair Value Disclosure (Unaudited)
December 31, 2010

Security Valuation.  Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.  Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost; however, securities with a demand feature exercisable by the seller within seven days are generally valued at par.  Open-end management investment companies will be valued based upon the reported NAV.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained are unreliable.  As of December 31, 2010, the Funds did not hold securities fair valued by the Valuation Committee.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted market prices in active markets
Level 2 - Quoted prices for similar instruments or inputs derived from observable market data. Directly observable inputs for the life of the financial instrument
Level 3 - Unobservable inputs developed using the reporting entity’s estimates and assumptions, which reflect those that market participants would use

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2010:

Valuation Inputs	DoubleLine Total Return Bond Fund

Level 1
Short Term Investments	$ 271,623,074

Level 2
Collateralized Mortgage Obligations	1,969,262,239
US Government Agency Obligations	1,695,836,705
Total Level 2	3,665,098,944

Level 3	-
Total	$ 3,936,722,018

Valuation Inputs	DoubleLine Core Fixed Income Fund

Level 1
Short Term Investments	$ 3,016,207

Level 2
Collateralized Mortgage Obligations	25,791,539
Corporate Bonds	22,932,176
Foreign Government Agency Issues	436,086
Foreign Government Bonds and Notes	333,202
US Government Agency Obligations	27,033,002
US Government Bonds and Notes	13,780,072
Total Level 2	90,306,077

Level 3	-
Total	$ 93,322,284

Valuation Inputs	DoubleLine Emerging Markets Fixed Income Fund *

Level 1
Short Term Investments	$ 2,394,908

Level 2
Corporate Bonds	88,222,053
Foreign Government Agency Issues	1,689,179
Foreign Government Bonds and Notes	497,500
90,408,732

Level 3	-
Total	$ 92,803,640

Valuation Inputs		DoubleLine Multi-Asset Growth Fund

Level 1
	Short Term Investments	$ 1,252,459

Level 2
	Collateralized Mortgage Obligations	20,921
	Investment Companies	980,058
1,000,979

	Level 3	-
	Total	$ 2,253,438

*	See the Schedule of Investments for the investments detailed by country.

Since the Funds do not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title) /s/ Ronald R. Redell
                                                 Ronald R. Redell, President

Date February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ronald R. Redell
                                                   Ronald R. Redell, President

Date  February 28, 2011

By (Signature and Title)* /s/ Joseph Sullivan
                                                   Joseph Sullivan, Treasurer

Date February 28, 2011

* Print the name and title of each signing officer under his or her signature.